Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

13. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2015	2016	2017
	$	$	$
E-commerce	420,552,177	419,023,733	234,835,770
Online advertising	134,229,255	117,948,842	113,235,010
Listing	21,022,504	22,538,535	14,461,253

	575,803,936	559,511,110	362,532,033

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2015, 2016 and 2017, respectively.